Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Mar. 31, 2019
Buildings [Member]
Schedule of estimated useful lives of property and equipment
Estimated useful lives	20 years
Electronic equipment [Member] | Minimum [Member]
Schedule of estimated useful lives of property and equipment
Estimated useful lives	4 years
Electronic equipment [Member] | Maximum [Member]
Schedule of estimated useful lives of property and equipment
Estimated useful lives	5 years
Office equipment and furniture [Member] | Minimum [Member]
Schedule of estimated useful lives of property and equipment
Estimated useful lives	4 years
Office equipment and furniture [Member] | Maximum [Member]
Schedule of estimated useful lives of property and equipment
Estimated useful lives	5 years
Motor vehicles [Member] | Minimum [Member]
Schedule of estimated useful lives of property and equipment
Estimated useful lives	4 years
Motor vehicles [Member] | Maximum [Member]
Schedule of estimated useful lives of property and equipment
Estimated useful lives	5 years
Software [Member]
Schedule of estimated useful lives of property and equipment
Estimated useful lives	5 years
Leasehold improvements [Member]
Schedule of estimated useful lives of property and equipment
Estimated useful lives, description	The shorter of the lease term and useful life.